FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06481
                                    ---------

                FRANKLIN MUNICIPAL SECURITIES TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  2/28/07
                           -------



Item 1. Schedule of Investments.

Franklin Municipal Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
FEBRUARY 28, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin California High Yield Municipal Fund .............................    3
Franklin Tennessee Municipal Bond Fund ....................................   16
Notes to Statements of Investments ........................................   21

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                                         Quarterly Statements of Investments | 1

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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2007 (UNAUDITED)

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                                                                                              PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                   AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 92.7%
MUNICIPAL BONDS 92.7%
CALIFORNIA 89.1%
ABAG 1915 Act Special Assessment, Windemere Ranch AD,
   1999-1, 6.20%, 9/02/20 ................................................................   $ 1,950,000   $ 2,087,358
   1999-1, 6.30%, 9/02/25 ................................................................     2,935,000     3,151,016
   Series 1, 7.30%, 9/02/17 ..............................................................     9,865,000    10,380,742
   Series 1, 7.35%, 9/02/20 ..............................................................     7,820,000     8,227,422
   Series 1, 7.45%, 9/02/30 ..............................................................     4,815,000     5,074,143
ABAG Finance Authority for Nonprofit Corps. COP, California Mortgage Insured, 6.15%,
 1/01/22 .................................................................................     1,175,000     1,200,756
ABAG Finance Authority for Nonprofit Corps. Revenue, Elder Care Alliance,
 California Mortgage Insured, 5.60%, 8/15/34 .............................................     4,260,000     4,620,779
Adelanto Water Authority Revenue,
   Parity, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 ......     3,095,000     3,304,748
   Subordinated, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
    9/01/28 ..............................................................................     2,000,000     2,150,020
Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16 ................................     1,240,000     1,258,687
Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
   6.70%, 8/01/12 ........................................................................     3,400,000     3,467,252
   7.00%, 8/01/19 ........................................................................     4,015,000     4,088,354
American Canyon Financing Authority Infrastructure Revenue Special Assessment, American
 Canyon Road East,
   5.00%, 9/02/25 ........................................................................     1,305,000     1,329,691
   5.00%, 9/02/30 ........................................................................     2,020,000     2,044,361
   5.10%, 9/02/35 ........................................................................     1,695,000     1,724,340
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn.,
   8/01/42 ...............................................................................    12,735,000     2,307,582
   8/01/44 ...............................................................................    25,080,000     4,104,342
Avenal PFAR,
   Pre-Refunded, 7.00%, 9/02/10 ..........................................................       695,000       717,268
   Pre-Refunded, 7.25%, 9/02/27 ..........................................................     3,665,000     3,803,097
   Refunding, 5.00%, 9/01/30 .............................................................     1,325,000     1,367,533
   Refunding, 5.00%, 9/01/36 .............................................................       710,000       725,265
Azusa Special Tax,
   CFD No. 05-1, Improvement, Area 1, 5.00%, 9/01/27 .....................................     2,640,000     2,687,467
   Escrow, CFD 05-1, Area 1, 5.00%, 9/01/27 ..............................................     1,115,000     1,135,048
   Escrow, CFD 05-1, Area 1, 5.00%, 9/01/37 ..............................................     2,845,000     2,886,765
   Escrow, CFD 05-1, Improvement, Area 1, 5.00%, 9/01/37 .................................    10,250,000    10,400,470
Beaumont Financing Authority Local Agency Revenue,
   Series B, 5.35%, 9/01/28 ..............................................................     1,000,000     1,035,730
   Series B, 5.40%, 9/01/35 ..............................................................     1,490,000     1,541,867
   Series C, 5.45%, 9/01/27 ..............................................................     6,435,000     6,646,454
   Series C, 5.50%, 9/01/29 ..............................................................       855,000       892,894
   Series C, 5.50%, 9/01/35 ..............................................................     5,035,000     5,199,181
Bell GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ..................................     5,195,000     5,528,363
Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/27 ........................     3,940,000     4,242,080
Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
   5.00%, 9/02/25 ........................................................................     3,195,000     3,245,705
   5.125%, 9/02/30 .......................................................................     4,400,000     4,497,900
   5.15%, 9/02/35 ........................................................................     3,450,000     3,520,104


                                         Quarterly Statements of Investments | 3

Franklin Municipal Securities Trust

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                                                                                                 PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                      AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Burbank Wastewater Treatment Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
 6/01/34 ....................................................................................   $ 1,430,000   $ 1,519,947
Calexico Community RDA Water System Lease Revenue, MBIA Insured, 5.00%, 11/01/26 ............     2,785,000     2,974,659
California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 ...........     9,575,000    10,479,550
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
   Asset-Backed, Los Angeles County Security, zero cpn. to 12/01/10, 5.70% thereafter,
    6/01/46 .................................................................................     5,000,000     4,320,800
   Refunding, 5.25%, 6/01/46 ................................................................     5,000,000     5,088,850
California Educational Facilities Authority Revenue,
   California College of the Arts, Refunding, 5.00%, 6/01/30 ................................     1,800,000     1,873,836
   California College of the Arts, Refunding, 5.00%, 6/01/35 ................................     4,405,000     4,573,359
   College and University Financing Program, 5.00%, 2/01/30 .................................     5,425,000     5,635,273
   College and University Financing Program, 5.00%, 2/01/37 .................................     1,150,000     1,189,917
   Keck Graduate Institute, 6.75%, 6/01/30 ..................................................     2,500,000     2,714,400
   Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/30 ...................     2,000,000     2,143,880
   Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/33 ...................     7,345,000     7,856,873
   Pooled College and University, Series B, 6.625%, 6/01/20 .................................     1,000,000     1,094,460
   Pooled College and University Projects, Series B, Pre-Refunded, 6.30%, 4/01/21 ...........     1,000,000     1,021,880
California Health Facilities Financing Authority Revenue,
   California-Nevada Methodist, 5.00%, 7/01/26 ..............................................     1,750,000     1,861,143
   California-Nevada Methodist, 5.00%, 7/01/36 ..............................................     2,075,000     2,193,628
   Kaiser Permanente, Series A, 5.00%, 4/01/37 ..............................................    18,460,000    19,350,880
   Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .........................................     2,500,000     2,552,350
   Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ........................................     3,250,000     3,356,827
   Thessalonika Family, Series A, California Mortgage Insured, 6.20%, 12/01/15 ..............       585,000       591,417
 a Verdugo Mental Health, Series A, California Mortgage Insured, 5.00%, 4/01/28 .............     1,895,000     2,012,319
 a Verdugo Mental Health, Series A, California Mortgage Insured, 5.00%, 4/01/37 .............     2,515,000     2,657,601
California HFAR, Home Mortgage, Series K, 4.80%, 8/01/41 ....................................    10,000,000    10,086,200
California State GO,
   5.00%, 2/01/33 ...........................................................................    15,600,000    16,407,612
   FGIC Insured, 6.00%, 8/01/19 .............................................................        30,000        30,301
   Refunding, AMBAC Insured, 5.00%, 3/01/34 .................................................    10,000,000    10,615,000
   Various Purpose, MBIA Insured, 5.00%, 3/01/33 ............................................     2,025,000     2,158,022
California State Public Works Board Lease Revenue,
   Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 .........................     5,000,000     5,305,000
   University of California, Institute Project, Series C, AMBAC Insured, 5.00%, 4/01/30 .....     5,000,000     5,341,900
California State University of Fresno Assn. Inc. Revenue, Senior Auxiliary Organization Event
 Center, Pre-Refunded, 6.00%, 7/01/22 .......................................................     3,500,000     3,930,500
California Statewide CDA, COP,
   Catholic Healthcare West, 6.50%, 7/01/20 .................................................     3,365,000     3,653,549
   Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ...................................     8,695,000     9,543,110
   International School of the Peninsula Project, Pre-Refunded, 7.50%, 11/01/29 .............    10,255,000    11,195,794
   Windward School, 6.90%, 9/01/23 ..........................................................       990,000     1,008,236
California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia,
 Series A, Radian Insured, 4.50%, 2/01/27 ...................................................     2,200,000     2,212,166


4 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

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                                                                                                     PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                        AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
b California Statewide CDA Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%,
    10/01/33 ....................................................................................   $ 3,320,000   $ 1,597,750
  California Statewide CDA Revenue,
      Bentley School, Refunding, 6.75%, 7/01/32 .................................................     8,250,000     8,944,237
      Elder Care Alliance, Series A, Pre-Refunded, 8.00%, 11/15/22 ..............................     3,000,000     3,700,110
      Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 ..............................     4,000,000     5,000,760
      Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ...............................     9,865,000    11,377,304
      John F. Kennedy University, 6.75%, 10/01/33 ...............................................     5,000,000     5,394,800
      Kaiser Permanente, Series A, 5.00%, 4/01/31 ...............................................    10,000,000    10,550,300
      Kaiser Permanente, Series B, 5.00%, 3/01/41 ...............................................    25,000,000    26,103,500
      Monterey Institute International, 5.50%, 7/01/31 ..........................................     8,285,000     8,319,383
      Presidio Hill School, 6.875%, 8/01/32 .....................................................     6,195,000     6,614,711
      Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ......................................     5,000,000     5,578,500
      Seven Hills School, 6.50%, 8/01/31 ........................................................     5,510,000     5,755,581
      Sonoma County Day School, 6.75%, 1/01/32 ..................................................     5,910,000     6,168,090
      Sutter Health, Refunding, Series A, 5.00%, 11/15/43 .......................................    21,500,000    22,501,470
      Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31 .....................     5,000,000     5,772,500
      Turning Point, 6.50%, 11/01/31 ............................................................     6,130,000     6,464,759
  Camarillo PFA Wastewater Revenue, AMBAC Insured, 5.00%, 6/01/36 ...............................     2,960,000     3,162,997
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A,
    Pre-Refunded, 6.55%, 10/01/32 ...............................................................     5,300,000     5,781,505
  Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34 .....................     1,120,000     1,147,731
  Castro Valley USD, GO, Election of 2005, FGIC Insured, 5.00%, 8/01/34 .........................     5,310,000     5,650,743
  Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02,
      5.00%, 9/02/30 ............................................................................     1,200,000     1,214,976
      5.05%, 9/02/35 ............................................................................     1,335,000     1,353,396
  Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
    AMBAC Insured, zero cpn.,
      8/01/44 ...................................................................................    32,750,000     5,221,987
      8/01/46 ...................................................................................    35,370,000     5,099,293
  Chino CFD Special Tax,
      No. 03-1, 5.875%, 9/01/33 .................................................................     1,250,000     1,323,363
      No. 03-3, Improvement Area 1, 5.70%, 9/01/29 ..............................................     1,215,000     1,276,941
      No. 03-3, Improvement Area 1, 5.75%, 9/01/34 ..............................................     1,420,000     1,492,164
  Chula Vista CFD Special Tax,
      No. 01-1, Improvement Area, San Miguel, Series B, 5.45%, 9/01/36 ..........................     2,175,000     2,231,398
      No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/30 .............................................     2,135,000     2,184,041
      No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/36 .............................................     3,705,000     3,776,136
  Chula Vista Special Tax, CFD No. 2000-1, Pre-Refunded, 6.60%, 9/01/30 .........................     1,500,000     1,594,245
  Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
      8/01/27 ...................................................................................     7,500,000     3,160,575
      8/01/28 ...................................................................................     5,000,000     2,015,450
  Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34 .......................     1,000,000     1,023,690
  Corona CFD Special Tax,
      No. 01-02, Improvement Nos. 1 and 2, 6.25%, 9/01/32 .......................................     1,890,000     1,964,750
      No. 03-2, Highlands, 5.15%, 9/01/34 .......................................................     2,810,000     2,850,492


                                         Quarterly Statements of Investments | 5

Franklin Municipal Securities Trust

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                                                                                                  PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Corona-Norco USD, PFA Special Tax Revenue, Series B, 5.00%,
   9/01/26 ....................................................................................   $ 1,760,000   $ 1,778,550
   9/01/36 ....................................................................................     2,000,000     2,013,520
Corona-Norco USD Special Tax,
   CFD No. 04-1, 5.00%, 9/01/24 ...............................................................     1,540,000     1,575,035
   CFD No. 04-1, 5.20%, 9/01/36 ...............................................................     2,000,000     2,060,400
   CFD No. 99-1, Pre-Refunded, 7.00%, 9/01/29 .................................................     2,120,000     2,311,118
   Series A, 5.35%, 9/01/26 ...................................................................     1,005,000     1,036,838
   Series A, 5.40%, 9/01/36 ...................................................................     2,530,000     2,610,024
Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%,
 9/02/33 ......................................................................................     5,655,000     5,829,853
Del Mar Race Track Authority Revenue, 5.00%, 8/15/25 ..........................................     3,665,000     3,843,376
Duarte RDA Tax Allocation,
   Capital Appreciation, Merged Redevelopment Project, zero cpn., 12/01/28 ....................    30,795,000     9,181,529
   Davis Addition Project Area, Refunding, 6.70%, 9/01/14 .....................................     2,215,000     2,288,516
   Davis Addition Project Area, Refunding, 6.90%, 9/01/18 .....................................     4,120,000     4,257,031
   Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 ...........................       560,000       579,830
El Dorado County Special Tax,
   CFD No. 1992-1, 6.125%, 9/01/16 ............................................................     4,745,000     4,918,287
   CFD No. 2001-1, 5.35%, 9/01/35 .............................................................     1,900,000     1,949,495
   CFD No. 2005-1, 5.00%, 9/01/21 .............................................................     1,000,000     1,015,860
   CFD No. 2005-1, 5.15%, 9/01/25 .............................................................     2,075,000     2,121,874
   CFD No. 2005-1, 5.25%, 9/01/35 .............................................................     4,180,000     4,290,895
El Monte Water Authority Revenue, Refunding, AMBAC Insured, 5.00%,
   9/01/31 ....................................................................................     4,300,000     4,633,207
   9/01/36 ....................................................................................     3,855,000     4,141,118
El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, zero cpn.,
 8/01/29 ......................................................................................     2,400,000       935,400
Elk Grove Special Tax, East Franklin Community No. 1-A, Pre-Refunded, 6.00%, 8/01/33 ..........     1,750,000     1,836,223
Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ............     3,500,000     3,694,530
Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 ......................     1,735,000     1,879,751
Escondido Special Tax, CFD No. 01, Eureka,
   5.10%, 9/01/26 .............................................................................       700,000       709,989
   5.15%, 9/01/36 .............................................................................     1,400,000     1,419,936
Fontana Special Tax,
   CFD No. 12, Pre-Refunded, 6.60%, 9/01/19 ...................................................     3,295,000     3,560,906
   CFD No. 12, Pre-Refunded, 6.625%, 9/01/30 ..................................................     7,675,000     8,298,901
   CFD No. 37, 5.00%, 9/01/30 .................................................................     1,000,000     1,011,720
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, zero cpn.,
   1/15/26 ....................................................................................    38,720,000    12,983,203
   1/15/30 ....................................................................................     4,000,000     1,068,520
   1/15/31 ....................................................................................    85,780,000    21,538,500
Fremont USD Alameda County GO, Election of 2002, Series B, FSA Insured, 5.00%,
 8/01/27 ......................................................................................     5,665,000     6,099,336


6 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Fullerton Water Revenue COP, AMBAC Insured, 5.00%,
      9/01/28 ................................................................................... $ 2,650,000   $ 2,823,549
      9/01/34 ...................................................................................   2,795,000     2,966,893
  Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%,
    7/01/24 .....................................................................................   6,375,000     6,483,184
  Glendora USD, GO, Election of 2005, Series A, MBIA Insured,
      5.00%, 8/01/27 ............................................................................   1,350,000     1,463,724
      5.25%, 8/01/30 ............................................................................   2,725,000     3,012,215
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
      Asset-Backed, Series A-2, 7.90%, 6/01/42 ..................................................     750,000       916,043
      Asset-Backed, Series A-3, 7.875%, 6/01/42 .................................................   6,400,000     7,808,128
      Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ...........................  14,000,000    15,512,980
  Golden Valley USD, GO, Election of 1999, Series C, FSA Insured, 5.00%,
      8/01/36 ...................................................................................     745,000       801,307
      8/01/45 ...................................................................................   1,660,000     1,776,731
  Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 ...........................................   3,645,000     3,795,611
  Hercules RDA Tax Allocation, Hercules Merged Project, Pre-Refunded, 6.40%, 9/01/21 ............   5,000,000     5,425,700
  Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 ..................   5,000,000     5,397,350
c Imperial County Special Tax, CFD No. 98-1,
      6.45%, 9/01/17 ............................................................................   1,970,000     2,004,968
      6.50%, 9/01/31 ............................................................................   5,705,000     5,808,375
  Indio 1915 Act GO,
      AD No. 99-1, 7.125%, 9/02/20 ..............................................................   2,075,000     2,227,948
      AD No. 2001-1, 6.50%, 9/02/26 .............................................................   4,405,000     4,727,578
  Indio CFD Special Tax,
      5.00%, 9/01/25 ............................................................................   4,000,000     4,098,440
      5.10%, 9/01/30 ............................................................................   1,275,000     1,308,558
      5.15%, 9/01/35 ............................................................................   2,000,000     2,057,038
  Irvine 1915 Act Special Assessment,
      AD No. 00-18, Group Five, 5.00%, 9/02/26 ..................................................   1,295,000     1,320,123
      AD No. 03-19, Group Three, 5.00%, 9/02/29 .................................................   1,120,000     1,136,251
      Limited Obligation Assessment 03-19, Group Four, 5.00%, 9/02/29 ...........................   1,500,000     1,524,945
  Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36 ............................................   2,000,000     2,063,000
  Jurupa Community Services District Special Tax,
      CFD No. 7, Series A, 5.10%, 9/01/28 .......................................................   2,695,000     2,762,132
      CFD No. 7, Series A, 5.15%, 9/01/35 .......................................................   3,690,000     3,753,431
      CFD No. 11, Series A, 5.00%, 9/01/25 ......................................................   1,930,000     1,955,302
      CFD No. 11, Series A, 5.05%, 9/01/30 ......................................................   2,495,000     2,522,445
      CFD No. 11, Series A, 5.10%, 9/01/35 ......................................................   2,065,000     2,080,549
      CFD No. 12, Series A, 5.10%, 9/01/29 ......................................................   2,000,000     2,035,840
      CFD No. 12, Series A, 5.15%, 9/01/35 ......................................................   3,000,000     3,053,640
      CFD No. 17, Series A, 5.125%, 9/01/25 .....................................................   1,350,000     1,377,959
      CFD No. 17, Series A, 5.20%, 9/01/36 ......................................................   3,325,000     3,410,120
      CFD No. 18, Eastvale, Series A, 5.00%, 9/01/26 ............................................   1,295,000     1,312,573
      CFD No. 18, Eastvale, Series A, 5.00%, 9/01/36 ............................................   2,400,000     2,419,848
      CFD No. 19, Eastvale, 5.00%, 9/01/27 ......................................................   1,500,000     1,518,195
      CFD No. 19, Eastvale, 5.00%, 9/01/36 ......................................................   1,500,000     1,515,810


                                         Quarterly Statements of Investments | 7

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Kings Canyon Joint USD, GO, Series A, MBIA Insured, 5.00%, 8/01/26 ............................ $ 2,490,000   $ 2,702,372
  Lafayette RDA Tax Allocation, 5.75%, 8/01/32 ..................................................   1,000,000     1,086,640
  Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
    7.00%, 9/02/30 ..............................................................................   8,445,000     9,158,940
  Lake Elsinore Special Tax,
      CFD No. 2, Area A, Series A, 5.45%, 9/01/36 ...............................................   5,695,000     5,849,847
      CFD No. 3, Improvement Area 1, 5.10%, 9/01/22 .............................................     750,000       779,025
      CFD No. 3, Improvement Area 1, 5.15%, 9/01/25 .............................................     635,000       661,118
      CFD No. 3, Improvement Area 1, 5.25%, 9/01/30 .............................................   1,195,000     1,243,899
      CFD No. 3, Improvement Area 1, 5.25%, 9/01/35 .............................................   1,225,000     1,270,521
      CFD No. 2004-3, Series A, 5.20%, 9/01/26 ..................................................     915,000       928,588
      CFD No. 2004-3, Series A, 5.25%, 9/01/37 ..................................................   2,800,000     2,845,696
      CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36 .........................................   2,020,000     2,081,509
      Improvements, CFD No. 2-A, 5.85%, 9/01/24 .................................................   1,035,000     1,103,351
      Improvements, CFD No. 2-A, 5.95%, 9/01/34 .................................................   2,200,000     2,344,694
      Lake Elsinore USD, CFD Special Tax, No. 2001-1, 6.30%, 9/01/33 ............................   3,000,000     3,256,170
      Lake Elsinore USD, CFD Special Tax, No. 2001-1, 6.30%, 9/01/33 ............................   1,470,000     1,571,371
  Lancaster Financing Authority Tax Allocation Revenue,
      Lancaster Residential Project Nos. 5 and 6, AMBAC Insured, 5.00%, 2/01/36 .................   4,180,000     4,483,593
      Redevelopment Project Nos. 5 and 6, Refunding, 5.40%, 2/01/29 .............................     500,000       528,255
      Redevelopment Project Nos. 5 and 6, Refunding, 5.60%, 2/01/34 .............................   1,250,000     1,331,550
  Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
      6.50%, 9/01/24 ............................................................................   1,000,000     1,104,390
      5.25%, 9/01/28 ............................................................................   1,750,000     1,808,923
      5.30%, 9/01/35 ............................................................................   3,300,000     3,406,260
  Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 .......................   3,000,000     3,207,570
  Lincoln Special Tax, CFD No. 2003-1,
      5.90%, 9/01/24 ............................................................................   1,815,000     1,908,926
      5.95%, 9/01/28 ............................................................................   4,535,000     4,753,315
      6.00%, 9/01/34 ............................................................................   3,610,000     3,770,898
  Lodi USD, GO, Election of 2002, MBIA Insured, 5.00%, 8/01/29 ..................................   3,010,000     3,225,185
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
    12/01/21 ....................................................................................   7,500,000     7,845,225
  Los Angeles County Public Works Financing Authority Lease Revenue, Master Refunding
    Project, Refunding, Series A, FGIC Insured, 5.00%, 9/01/33 ..................................  13,170,000    14,115,343
c Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 .......................................     620,000       617,136
  Los Angeles USD, GO, Election of 2005, Series C, AMBAC Insured, 5.00%, 7/01/28 ................   3,565,000     3,845,708
  Lynwood PFA Lease Revenue,
      6.25%, 9/01/22 ............................................................................   1,080,000     1,149,455
      6.30%, 9/01/29 ............................................................................   2,680,000     2,852,860
  Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ..............................   1,000,000     1,059,610
  Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ................................   1,175,000     1,182,767
  Magnolia School District GO, Refunding, FGIC Insured, 5.00%, 8/01/31 ..........................   2,555,000     2,743,329
  Menifee USD Special Tax, CFD No. 2002-2,
      6.05%, 9/01/26 ............................................................................   1,000,000     1,073,430
      6.10%, 9/01/34 ............................................................................   3,715,000     3,980,734


8 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36 .....................   $ 2,400,000   $ 2,457,624
Modesto PFA Lease Revenue, John Thurman Field Renovation Project, 6.125%, 11/01/16 ............     1,165,000     1,189,966
Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
   5.25%, 9/01/26 .............................................................................     1,900,000     1,960,135
   5.30%, 9/01/38 .............................................................................     4,250,000     4,384,045
Moreland School District GO, Election of 2002, Series D, FGIC Insured, zero cpn.,
   8/01/30 ....................................................................................     3,400,000       999,940
   8/01/31 ....................................................................................     2,000,000       554,680
   8/01/32 ....................................................................................     4,405,000     1,156,004
   8/01/34 ....................................................................................     4,405,000     1,062,927
   8/01/37 ....................................................................................     5,700,000     1,160,919
Moreno Valley USD, CFD Special Tax,
   No. 2004-6, 5.00%, 9/01/22 .................................................................     2,105,000     2,144,342
   No. 2004-6, 5.10%, 9/01/28 .................................................................     2,000,000     2,048,420
   No. 2004-6, 5.20%, 9/01/36 .................................................................     5,000,000     5,132,450
   No. 2005-2, 5.00%, 9/01/36 .................................................................       815,000       821,740
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ................................     4,100,000     4,419,390
Murrieta CFD Special Tax,
   Blackmore Ranch, Series 2003-2, 6.10%, 9/01/34 .............................................     2,000,000     2,124,500
   No. 2, The Oaks Improvement Area A, 5.90%, 9/01/27 .........................................     2,000,000     2,108,720
   No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34 .........................................     3,570,000     3,763,351
   No. 2, The Oaks Improvement Area B, 6.00%, 9/01/27 .........................................     1,285,000     1,373,537
   No. 2, The Oaks Improvement Area B, 6.00%, 9/01/34 .........................................     3,870,000     4,124,182
   No. 04-1, Bremerton, 5.625%, 9/01/34 .......................................................       700,000       732,732
Murrieta CFD Special Tax Revenue, No. 1, Bluestone Improvement Area, Series A, 6.20%,
 9/01/25 ......................................................................................     2,105,000     2,222,164
Napa Valley USD, GO, Election of 2002, FGIC Insured, 5.00%,
   8/01/26 ....................................................................................     1,000,000     1,076,670
   8/01/29 ....................................................................................     4,100,000     4,408,279
Norco Special Tax,
   CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30 ................................................     2,640,000     2,994,473
   CFD No. 2002-1, 6.50%, 3/01/33 .............................................................     1,500,000     1,639,485
North Natomas CFD Special Tax, No. 4, Series B, 6.375%, 9/01/31 ...............................     4,300,000     4,475,655
Oakland GO, Measure G, AMBAC Insured, 5.00%, 1/15/31 ..........................................     4,585,000     4,920,484
Oakland RDA Tax Allocation, Broadway Project, Series C-TE, AMBAC Insured, 5.00%,
 9/01/36 ......................................................................................     4,945,000     5,251,936
Oakland USD Alameda County GO, Election of 2000, MBIA Insured, 5.00%, 8/01/27 .................     2,000,000     2,145,940
Oceanside CFD Special Tax, No. 2001-1, Morro Hills Development, 5.50%, 9/01/34 ................     3,470,000     3,555,466
Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%, 7/01/34 ...................     8,000,000     8,456,160
Orange County 1915 Act Special Assessment, Limited Obligation, AD 01-1-GP1,
   5.00%, 9/02/28 .............................................................................     3,000,000     3,041,430
   5.10%, 9/02/33 .............................................................................     2,000,000     2,024,740
Oxnard Financing Authority Wastewater Revenue, Headworks Project, AMBAC Insured,
 5.00%, 6/01/31 ...............................................................................     2,705,000     2,899,111
Oxnard Harbor District Revenue,
   Series A, 5.75%, 8/01/20 ...................................................................     1,110,000     1,178,043
   Series B, 6.00%, 8/01/24 ...................................................................     2,000,000     2,160,660


                                         Quarterly Statements of Investments | 9

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35 ......................................   $ 5,000,000   $ 5,052,550
Palm Desert Financing Authority Tax Allocation Revenue, MBIA Insured, 5.00%, 4/01/41 ..........     4,470,000     4,751,208
Perris CFD Special Tax,
  No. 05-2, Series A, 5.00%, 9/01/21 ..........................................................     1,130,000     1,151,899
  No. 05-2, Series A, 5.20%, 9/01/24 ..........................................................     1,505,000     1,552,994
  No. 05-2, Series A, 5.25%, 9/01/29 ..........................................................     3,585,000     3,690,005
  No. 05-2, Series A, 5.30%, 9/01/35 ..........................................................     4,205,000     4,349,274
  No. 2001-1, Improvement Area No. 5, Series A, 5.00%, 9/01/26 ................................       585,000       586,117
  No. 2001-1, Improvement Area No. 5, Series A, 5.00%, 9/01/37 ................................     1,600,000     1,604,944
  No. 2001-1, May Farms, Series A, 5.00%, 9/01/25 .............................................     1,415,000     1,451,012
  No. 2001-1, May Farms, Series A, 5.10%, 9/01/30 .............................................       865,000       890,500
  No. 2001-1, May Farms, Series A, 5.15%, 9/01/35 .............................................     1,075,000     1,105,713
  No. 2002-1, Series A, 6.375%, 9/01/23 .......................................................     1,475,000     1,620,730
  No. 2002-1, Series A, 6.50%, 9/01/29 ........................................................     2,045,000     2,258,478
  No. 2002-1, Series A, 6.50%, 9/01/33 ........................................................     2,120,000     2,335,074
  No. 2004-3, Improvement Area No. 2, Series A, 5.30%, 9/01/35 ................................     1,390,000     1,452,578
Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 .....................................     3,000,000     3,284,160
Perris PFAR Tax Allocation,
  5.30%, 10/01/26 .............................................................................     2,000,000     2,051,300
  5.35%, 10/01/36 .............................................................................     4,010,000     4,110,370
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 .....................     7,250,000     7,815,645
Placentia-Yorba Linda USD, GO, Election of 2002, Series C, MBIA Insured, 5.00%,
8/01/29 .......................................................................................     4,100,000     4,408,279
Poway USD, CFD Special Tax,
  No. 6, 4 S Ranch, 5.125%, 9/01/35 ...........................................................     5,000,000     5,091,250
  No. 6, Area B, 5.125%, 9/01/36 ..............................................................     5,035,000     5,159,616
  No. 14, Area A, 5.125%, 9/01/26 .............................................................     1,770,000     1,820,215
  No. 14, Area A, 5.25%, 9/01/36 ..............................................................     5,225,000     5,389,849
  No. 14, Del Sur, 5.125%, 9/01/26 ............................................................     2,200,000     2,250,600
Rancho Cordova CFD Special Tax, No. 2003-1, Sunridge Anatolia,
  5.25%, 9/01/25 ..............................................................................     2,235,000     2,285,176
  5.375%, 9/01/30 .............................................................................     1,650,000     1,688,907
  5.50%, 9/01/37 ..............................................................................     2,635,000     2,700,085
Rancho Santiago Community College District GO, FSA Insured, 5.125%,
  9/01/28 .....................................................................................     5,295,000     6,250,006
  9/01/29 .....................................................................................     6,745,000     7,986,013
Rancho Water District Special Tax, Community Facilities 99-1,
  Area A, Series A, Pre-Refunded, 6.70%, 9/01/30 ..............................................     2,100,000     2,215,017
  Area B, Series A, Pre-Refunded, 6.70%, 9/01/30 ..............................................     2,435,000     2,568,365
Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/25 ...............................     3,900,000     4,202,172
Richmond 1915 Act Special Assessment, Limited Obligation, ID No. 99-01, Pre-Refunded,
7.20%, 9/02/30 ................................................................................     7,870,000     8,358,412
Richmond Joint Powers Financing Authority Revenue, Reassessment, Refunding, Series A,
AMBAC Insured, 5.00%, 9/02/30 .................................................................     1,110,000     1,161,826
Rio Elementary School District CFD Special Tax, No. 1, 5.20%, 9/01/35 .........................     5,000,000     5,099,350
Riverside County CFD Special Tax,
  No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 ..................................     6,620,000     6,981,717
  No. 89-1, Mountain Cove, Pre-Refunded, 6.50%, 9/01/25 .......................................     3,390,000     3,686,625


10| Quarterly Statements of Investments

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Riverside USD Special Tax,
   CFD No. 13, Improvement Area 1, 5.375%, 9/01/34 ............................................   $ 2,320,000   $ 2,381,178
   CFD No. 14, Series A, 5.40%, 9/01/26 .......................................................     1,010,000     1,041,835
   CFD No. 14, Series A, 5.45%, 9/01/35 .......................................................     2,060,000     2,124,828
   CFD No. 15, Improvement Area 1, 5.45%, 9/01/25 .............................................     2,970,000     3,065,218
   CFD No. 15, Improvement Area 1, 5.55%, 9/01/30 .............................................     2,390,000     2,466,576
   CFD No. 15, Improvement Area 1, 5.60%, 9/01/34 .............................................     2,000,000     2,064,060
   CFD No. 15, Series A, 5.15%, 9/01/25 .......................................................     1,730,000     1,784,685
   CFD No. 15, Series A, 5.25%, 9/01/30 .......................................................     1,230,000     1,268,979
   CFD No. 15, Series A, 5.25%, 9/01/35 .......................................................     1,500,000     1,547,280
   CFD No. 17, Aldea, 5.125%, 9/01/35 .........................................................     1,425,000     1,451,006
   CFD No. 18, 5.00%, 9/01/25 .................................................................       505,000       509,868
   CFD No. 18, 5.00%, 9/01/34 .................................................................     1,125,000     1,130,400
   CFD No. 22, 5.25%, 9/01/35 .................................................................     1,535,000     1,567,189
Romoland School District Special Tax, CFD 1,
   Improvement Area 1, 5.45%, 9/01/38 .........................................................     3,215,000     3,305,116
   Improvement Area 2, 5.375%, 9/01/38 ........................................................     3,085,000     3,155,646
Roseville Special Tax, CFD No. 1,
   Fiddyment Ranch, 5.00%, 9/01/17 ............................................................     1,520,000     1,558,091
   Fiddyment Ranch, 5.00%, 9/01/19 ............................................................     1,000,000     1,015,860
   Fiddyment Ranch, 5.125%, 9/01/21 ...........................................................     1,000,000     1,022,240
   Fiddyment Ranch, 5.00%, 9/01/24 ............................................................     1,010,000     1,023,938
   Fiddyment Ranch, 5.00%, 9/01/25 ............................................................     1,020,000     1,032,658
   Fiddyment Ranch, 5.125%, 9/01/26 ...........................................................     5,000,000     5,092,150
   Fiddyment Ranch, 5.25%, 9/01/36 ............................................................     8,000,000     8,172,640
   Highland, Pre-Refunded, 6.30%, 9/01/25 .....................................................     8,610,000     9,322,650
   Longmeadow, 5.00%, 9/01/36 .................................................................     2,370,000     2,392,088
   Stone Point, 6.375%, 9/01/24 ...............................................................     1,750,000     1,906,328
   Stone Point, 6.375%, 9/01/28 ...............................................................     2,500,000     2,721,850
   Stoneridge, 6.20%, 9/01/21 .................................................................     1,250,000     1,341,163
   Stoneridge, 6.30%, 9/01/31 .................................................................     1,500,000     1,610,985
   WestPark, 5.15%, 9/01/30 ...................................................................     5,500,000     5,617,480
   WestPark, 5.20%, 9/01/36 ...................................................................     4,500,000     4,599,090
   Woodcreek West, Pre-Refunded, 6.70%, 9/01/25 ...............................................     3,000,000     3,276,660
Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
   5.20%, 9/01/26 .............................................................................     1,000,000     1,027,890
   5.25%, 9/01/37 .............................................................................     1,600,000     1,643,296
Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
 County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ..................................     7,000,000     7,466,340
Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 ...........................     1,575,000     1,611,635
Sacramento Special Tax, North Natomas Community Facilities 97-01, Refunding,
   5.00%, 9/01/29 .............................................................................     1,190,000     1,212,313
   5.10%, 9/01/35 .............................................................................     1,525,000     1,556,369
San Diego Port District Revenue, MBIA Insured, 5.00%, 9/01/29 .................................     4,030,000     4,291,265
San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn.,
   9/01/10 ....................................................................................     2,750,000     2,360,160
   9/01/15 ....................................................................................     6,810,000     4,609,757
   9/01/16 ....................................................................................     1,500,000       957,240


                                        Quarterly Statements of Investments | 11

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn., (continued)
   9/01/19 ....................................................................................   $ 1,800,000   $   942,300
   9/01/20 ....................................................................................     1,800,000       877,554
   9/01/21 ....................................................................................     1,800,000       818,892
   9/01/22 ....................................................................................     1,900,000       801,306
   9/01/23 ....................................................................................     1,900,000       749,740
   9/01/24 ....................................................................................     1,900,000       699,979
   9/01/25 ....................................................................................     1,900,000       654,341
   9/01/26 ....................................................................................     1,900,000       612,522
   9/01/27 ....................................................................................     1,900,000       574,541
   9/01/28 ....................................................................................     1,900,000       539,448
San Francisco City and County Airports Commission International Airport Revenue, Issue 32G,
 Refunding, Second Series, FGIC Insured, 5.00%, 5/01/26 .......................................     8,565,000     9,236,239
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ..................................     4,500,000     4,817,430
   Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 ..................................     3,000,000     3,210,690
   Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 ..................................    24,750,000    26,503,042
   junior lien, ETM, zero cpn., 1/01/28 .......................................................    19,150,000     7,880,608
   Refunding, Series A, 5.50%, 1/15/28 ........................................................     3,320,000     3,343,638
   senior lien, 5.00%, 1/01/33 ................................................................    12,500,000    12,508,625
San Marcos PFA Special Tax Revenue, Series A,
   6.375%, 9/01/35 ............................................................................     3,535,000     3,676,294
   5.65%, 9/01/36 .............................................................................     5,180,000     5,382,642
   Pre-Refunded, 6.45%, 9/01/34 ...............................................................     3,180,000     3,286,466
San Marcos Public Facilities Authority Special Tax Revenue, Series A, 5.05%, 9/01/38 ..........     3,250,000     3,260,855
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 ..........     2,000,000     2,047,880
San Mateo RDA Tax Allocation, Merged Area, Series A, Pre-Refunded, 5.50%, 8/01/22 .............     1,000,000     1,027,770
Santa Rosa RDA Tax Allocation, Southwest Redevelopment Project, Series A, AMBAC Insured,
 5.00%, 8/01/25 ...............................................................................     1,250,000     1,333,838
Saugus USD Special Tax, CFD No. 2005-1, 5.30%, 9/01/36 ........................................     2,000,000     2,063,080
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24 ..................     4,000,000     4,218,160
Southern California Public Power Authority Transmission Project Revenue,
 Southern Transmission Project, 6.125%, 7/01/18 ...............................................        50,000        50,039
Stockton 1915 Act Revenue, Limited Obligation, Mosher AD 02, 6.20%, 9/02/23 ...................     2,955,000     3,062,473
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD 02, 6.30%,
 9/02/33 ......................................................................................     3,390,000     3,534,787
Stockton CFD Special Tax, No. 2001-1, Spanos Park West, Pre-Refunded, 6.25%,
 9/01/25 ......................................................................................     3,500,000     4,013,870
Sunnyvale School District GO, Election of 2004, Series A, FSA Insured, 5.00%, 9/01/27 .........     2,745,000     2,957,298
Temecula Valley USD, CFD Special Tax, No. 2005-1, 5.00%, 9/01/36 ..............................     1,000,000     1,013,570
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Capital Appreciation, Asset-Backed, Series A-2, zero cpn. to 5/31/08, 5.40% thereafter,
    6/01/27 ...................................................................................     1,250,000     1,213,600
   Series A-1, 5.375%, 6/01/38 ................................................................     5,000,000     5,200,250
   Series A-1, 5.50%, 6/01/45 .................................................................     2,000,000     2,096,960
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
 Asset-Backed Bonds, Second Sub Series, zero cpn., 6/01/46 ....................................    25,000,000     2,169,000


12 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Torrance COP, Refunding and Public Improvement Project, Series A, AMBAC Insured, 5.00%,
 6/01/34 ......................................................................................   $ 3,720,000   $ 3,930,031
Truckee-Donner PUD Special Tax, CFD No. 04-1,
   5.75%, 9/01/29 .............................................................................     2,975,000     3,074,484
   5.80%, 9/01/35 .............................................................................     4,630,000     4,784,781
Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
   5.20%, 9/01/25 .............................................................................     3,000,000     3,094,650
   5.25%, 9/01/30 .............................................................................     5,050,000     5,196,248
   5.30%, 9/01/35 .............................................................................     7,395,000     7,577,730
Tustin USD School Facilities Improvement District GO, No. 2002-1, Election of 2002,
 Series B, AMBAC Insured, 5.00%, 6/01/31 ......................................................     3,605,000     3,892,535
University of California Regents Medical Center Pooled Revenue, Series A, MBIA Insured,
 4.50%, 5/15/47 ...............................................................................    15,000,000    15,088,950
Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A,
   5.90%, 9/01/24 .............................................................................     2,380,000     2,497,048
   6.00%, 9/01/34 .............................................................................     2,000,000     2,100,620
Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%,
   8/01/24 ....................................................................................     2,510,000     2,698,727
   8/01/25 ....................................................................................     1,000,000     1,074,450
   8/01/26 ....................................................................................     1,000,000     1,072,970
Vallejo COP, Marine World Foundation Project, Refunding, 7.40%, 2/01/28 .......................     9,345,000     9,603,483
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31 ...........     4,965,000     5,488,162
Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District,
 Limited Obligation,
   5.00%, 9/02/25 .............................................................................     1,060,000     1,071,215
   5.20%, 9/02/30 .............................................................................     1,370,000     1,399,743
Ventura USD, GO, Refunding, FSA Insured,
   5.125%, 8/01/28 ............................................................................     1,180,000     1,301,552
   4.50%, 8/01/30 .............................................................................     4,175,000     4,272,194
West Kern Community College District GO, Capital Appreciation Election 2004, Series B,
 XLCA Insured, zero cpn.,
   11/01/25 ...................................................................................     2,435,000     1,021,239
   11/01/26 ...................................................................................     2,480,000       988,230
   11/01/27 ...................................................................................     1,400,000       530,390
   11/01/28 ...................................................................................     1,445,000       520,879
   11/01/29 ...................................................................................     1,485,000       509,221
   11/01/30 ...................................................................................     2,650,000       864,271
   11/01/31 ...................................................................................     2,695,000       835,827
West Sacramento Special Tax,
   CFD No. 10, Pre-Refunded, 6.75%, 9/01/26 ...................................................     3,235,000     3,537,149
   CFD No. 16, Pre-Refunded, 5.90%, 9/01/23 ...................................................     1,000,000     1,111,590
   CFD No. 20, 5.125%, 9/01/25 ................................................................       500,000       514,025
   CFD No. 20, 5.30%, 9/01/35 .................................................................     1,740,000     1,797,611
Western Riverside County Water and Wastewater Finance Authority Revenue, Eastern
 Municipal Water District Improvement, Series A, 5.00%,
   9/01/30 ....................................................................................     1,925,000     2,018,863
   9/01/35 ....................................................................................     2,000,000     2,091,740


                                        Quarterly Statements of Investments | 13

Franklin Municipal Securities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                         AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Westside USD, CFD Special Tax, No. 2005-3, 5.00%,
      9/01/26 ...................................................................................   $      700,000   $      701,568
      9/01/36 ...................................................................................        2,080,000        2,073,614
  William S. Hart UHSD Special Tax, CFD No. 2005-1, 5.30%, 9/01/36 ..............................        2,500,000        2,578,850
  Woodland Special Tax, CFD No. 1,
      6.00%, 9/01/28 ............................................................................        5,000,000        5,453,700
      6.25%, 9/01/34 ............................................................................        6,750,000        7,440,727
                                                                                                                     --------------
                                                                                                                      1,407,128,733
                                                                                                                     --------------
  U.S. TERRITORIES 3.6%
  NORTHERN MARIANA ISLANDS 0.1%
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
    3/15/28 .....................................................................................        1,790,000        1,991,840
                                                                                                                     --------------
  PUERTO RICO 3.5%
  Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 5.00%,
    7/01/35 .....................................................................................       10,000,000       10,603,400
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    FGIC Insured, 5.00%,
      7/01/25 ...................................................................................       12,330,000       13,380,886
      7/01/26 ...................................................................................       13,940,000       15,139,398
  University of Puerto Rico Revenues, University System, Refunding,
      Series P, 5.00%, 6/01/26 ..................................................................        5,000,000        5,346,850
      Series Q, 5.00%, 6/01/25 ..................................................................        5,000,000        5,350,800
      Series Q, 5.00%, 6/01/36 ..................................................................        6,000,000        6,354,600
                                                                                                                     --------------
                                                                                                                         56,175,934
                                                                                                                     --------------
  TOTAL U.S. TERRITORIES ........................................................................                        58,167,774
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,384,172,227) .............................................                     1,465,296,507
                                                                                                                     --------------
  SHORT TERM INVESTMENTS 5.7%
  MUNICIPAL BONDS 5.7%
  CALIFORNIA 5.7%
d Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series C,
    AMBAC Insured, Weekly VRDN and Put, 3.56%, 4/01/37 ..........................................        2,600,000        2,600,000
d California Health Facilities Financing Authority Revenue, Sutter Health, Refunding, Series B,
    AMBAC Insured, Daily VRDN and Put, 3.50%, 7/01/12 ...........................................        3,000,000        3,000,000
d California Infrastructure and Economic Development Bank Insured Revenue, Rand Corp.,
    Series B, AMBAC Insured, Daily VRDN and Put, 3.50%, 4/01/42 .................................        8,200,000        8,200,000
d California PCFA, PCR, Exxon Mobil Project, Refunding, Daily VRDN and Put, 3.50%,
    4/01/17 .....................................................................................        1,600,000        1,600,000
d California State Department of Water Resources Power Supply Revenue,
      Refunding, Sub Series F-1, Daily VRDN and Put, 3.52%, 5/01/19 .............................        2,300,000        2,300,000
      Refunding, Sub Series F-5, Weekly VRDN and Put, 3.55%, 5/01/22 ............................        3,100,000        3,100,000
      Refunding, Sub Series G-3, FSA Insured, Weekly VRDN and Put, 3.55%, 5/01/16 ...............        4,200,000        4,200,000
      Series B-5, Daily VRDN and Put, 3.56%, 5/01/22 ............................................        3,300,000        3,300,000
      Series B-6, Daily VRDN and Put, 3.52%, 5/01/22 ............................................        2,700,000        2,700,000
      Series C-7, FSA Insured, Weekly VRDN and Put, 3.55%, 5/01/22 ..............................        2,900,000        2,900,000

14 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
d California State Economic Recovery Revenue,
      Series C-2, Weekly VRDN and Put, 3.56%, 7/01/23 ...........................................  $5,950,000   $    5,950,000
      Series C-3, Daily VRDN and Put, 3.56%, 7/01/23 ............................................   4,200,000        4,200,000
      Series C-6, Daily VRDN and Put, 3.58%, 7/01/23 ............................................   1,600,000        1,600,000
      Series C-8, Daily VRDN and Put, 3.50%, 7/01/23 ............................................   1,300,000        1,300,000
      Series C-16, FSA Insured, Weekly VRDN and Put, 3.43%, 7/01/23 .............................     500,000          500,000
d California State GO,
      Kindergarten-University, Series B-3, Daily VRDN and Put, 3.52%, 5/01/34 ...................   4,300,000        4,300,000
      Series A-1, Daily VRDN and Put, 3.55%, 5/01/33 ............................................   2,000,000        2,000,000
      Series A-2, Daily VRDN and Put, 3.48%, 5/01/33 ............................................   4,400,000        4,400,000
      Series A-3, Daily VRDN and Put, 3.56%, 5/01/33 ............................................   7,300,000        7,300,000
d Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 3.53%, 10/15/29 ...........................   3,000,000        3,000,000
d Metropolitan Water District Southern California Waterworks Revenue,
      Refunding, Series B-1, Daily VRDN and Put, 3.52%, 7/01/35 .................................   3,600,000        3,600,000
      Refunding, Series B-3, Daily VRDN and Put, 3.56%, 7/01/35 .................................   1,700,000        1,700,000
      Series B, Weekly VRDN and Put, 3.50%, 7/01/27 .............................................     700,000          700,000
      Series C-1, Daily VRDN and Put, 3.55%, 7/01/36 ............................................   2,200,000        2,200,000
d Newport Beach Revenue, Hoag Memorial Presbyterian Hospital,
      Series A, Weekly VRDN and Put, 3.51%, 10/01/26 ............................................     500,000          500,000
      Series B, Weekly VRDN and Put, 3.51%, 10/01/26 ............................................   6,000,000        6,000,000
d Orange County Housing Authority Apartment Development Revenue, Oasis Martinique,
    Refunding, Series I, FNMA Insured, Weekly VRDN and Put, 3.54%, 6/15/28 ......................   6,000,000        6,000,000
d Orange County Sanitation District COP, Refunding, Series A, Daily VRDN and Put, 3.54%,
    8/01/29 .....................................................................................     300,000          300,000
                                                                                                                --------------
  TOTAL SHORT TERM INVESTMENTS (COST $89,450,000) ...............................................                   89,450,000
                                                                                                                --------------
  TOTAL INVESTMENTS (COST $1,473,622,227) 98.4% .................................................                1,554,746,507
  OTHER ASSETS, LESS LIABILITIES 1.6% ...........................................................                   24,615,925
                                                                                                                --------------
  NET ASSETS 100.0% .............................................................................               $1,579,362,432
                                                                                                                ==============

See Selected Portfolio Abbreviations on page 20.

a     Security purchased on a when-issued or delayed delivery basis.

b     Defaulted security.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2007, the aggregate value of these securities was $8,430,479, representing 0.53% of net assets.

d Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                               AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.0%
MUNICIPAL BONDS 97.0%
TENNESSEE 87.0%
Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29 ...............................   $ 1,075,000   $ 1,155,733
Chattanooga GO, 5.00%, 3/01/22 ................................................................     2,215,000     2,279,545
Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured, 5.00%,
 2/01/22 ......................................................................................     2,000,000     2,084,060
Cleveland Public Improvement GO, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24 ...................     3,000,000     3,105,390
Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured,
   5.30%, 5/01/28 .............................................................................     1,830,000     1,867,735
   Pre-Refunded, 5.30%, 5/01/28 ...............................................................     1,170,000     1,192,523
Franklin County Health and Educational Facilities Board Revenue, University South Project,
 AMBAC Insured, 5.00%, 9/01/24 ................................................................     2,000,000     2,147,220
Franklin GO, Sewer and Water, Series B, Pre-Refunded, 5.00%, 4/01/19 ..........................     1,000,000     1,072,910
Franklin Special School District GO, 5.00%, 6/01/22 ...........................................     1,455,000     1,558,159
Greene County GO, Refunding, Series B, MBIA Insured, 5.00%, 6/01/24 ...........................     1,000,000     1,078,950
Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
   FGIC Insured, 5.00%, 4/01/31 ...............................................................     1,000,000     1,084,800
   Refunding and Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 ..........................     2,500,000     2,643,575
Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities
 Improvement, MBIA Insured, 5.00%,
   9/01/29 ....................................................................................     1,000,000     1,066,830
   9/01/34 ....................................................................................     2,310,000     2,456,662
Jackson Natural Gas Revenue, AMBAC Insured, 5.00%, 4/15/18 ....................................     2,000,000     2,002,700
Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ...................................       100,000       100,072
Johnson City Health and Educational Facilities Board Hospital Revenue,
first mortgage, Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%,
    7/01/21 ...................................................................................     2,970,000     3,191,413
   Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 .................................     3,000,000     3,087,030
Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
 Series A, GNMA Secured, 5.90%, 6/20/37 .......................................................     1,390,000     1,426,932
Knox County First Utility District Water and Sewer Revenue,
   MBIA Insured, 5.00%, 12/01/24 ..............................................................     1,790,000     1,945,157
   MBIA Insured, 5.00%, 12/01/25 ..............................................................     1,000,000     1,085,830
Refunding and Improvement, Refunding, Series A, MBIA Insured, 5.625%, 12/01/19 ................       555,000       568,453
   Refunding and Improvement, Series A, MBIA Insured, Pre-Refunded, 5.625%,
    12/01/19 ..................................................................................       445,000       455,983
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/36 ...............     5,000,000     1,209,250
   Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 .............................     1,250,000     1,397,588
Knox County IDB, MFR, Waterford Apartments, Refunding, Series A, FHA Insured, 5.95%,
 3/01/28 ......................................................................................       250,000       251,913
Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%, 7/01/21 ...................     2,340,000     2,447,687
Knoxville Waste Water System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
 4/01/37 ......................................................................................     3,620,000     3,864,965
Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%, 3/01/30 ............     2,370,000     2,537,393
Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 .....................     1,000,000     1,041,910
Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 ...........     2,500,000     2,758,325


16 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                               AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
TENNESSEE (CONTINUED)
Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
 6/01/21 ......................................................................................   $ 2,000,000   $ 2,094,620
Memphis GO, Pre-Refunded, 5.00%, 4/01/17 ......................................................     2,000,000     2,048,380
Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
 3/01/24 ......................................................................................     4,780,000     5,075,356
Memphis-Shelby County Sports Authority Revenue, Memphis Arena Project, Series A,
 AMBAC Insured, 5.25%, 11/01/23 ...............................................................     7,145,000     7,693,807
Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
   5.20%, 5/15/23 .............................................................................       800,000       830,792
   AMBAC Insured, 5.00%, 5/15/25 ..............................................................     5,000,000     5,316,050
Metropolitan Government of Nashville and Davidson County GO,
   Refunding, 5.125%, 5/15/25 .................................................................     2,600,000     2,658,344
   Refunding, Series B, 5.00%, 8/01/25 ........................................................     5,000,000     5,413,000
   Series C, 5.00%, 2/01/25 ...................................................................     3,000,000     3,218,310
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
 Board Revenue,
Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 ..............     2,500,000     2,662,700
   Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 .......................       500,000       509,410
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
 Refunding, 5.50%, 1/01/16 ....................................................................       620,000       620,341
Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
 Clarksville Regional Health System, Improvement, Pre-Refunded, 5.375%,
   1/01/18 ....................................................................................       175,000       179,113
   1/01/28 ....................................................................................     4,270,000     4,370,345
Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ..................       750,000       786,840
Rutherford County Consolidated Utility District Waterworks Revenue,
   FSA Insured, 5.00%, 2/01/36 ................................................................     3,060,000     3,284,879
   Refunding, MBIA Insured, 5.00%, 2/01/27 ....................................................     1,000,000     1,080,050
Shelby County GO, Public Improvement and School, Series B, Pre-Refunded, 5.00%,
 6/01/24 ......................................................................................     2,000,000     2,059,600
Shelby County Health Educational and Housing Facilities Board Revenue, Ave Maria Assisted
 Living Project, Series A, 5.50%, 12/01/31 ....................................................     2,010,000     2,096,510
South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 ........     1,750,000     1,796,182
Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 .......................       350,000       356,759
Tennessee HDA Revenue,
   Homeownership, Series 3C, 6.00%, 1/01/20 ...................................................       230,000       236,330
   Homeownership Program, 5.375%, 7/01/23 .....................................................       405,000       413,914
   Homeownership Program, Issue 4A, 6.375%, 7/01/22 ...........................................        20,000        20,274
   Homeownership Program, 2006-3, 4.90%, 7/01/37 ..............................................     5,000,000     5,070,700
Tennessee State School Bond Authority Revenue, Higher Education Facilities,
 Second Program, Refunding, Series A, MBIA Insured, 5.00%,
   5/01/26 ....................................................................................     1,250,000     1,342,488
   5/01/30 ....................................................................................     3,000,000     3,219,810
West Carroll Special School GO, MBIA Insured, Pre-Refunded, 5.375%, 6/01/29 ...................     1,055,000     1,094,868


                                        Quarterly Statements of Investments | 17

Franklin Municipal Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                              AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  West Wilson Utility District Waterworks Revenue,
      AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23 ...............................................   $  3,780,000  $  4,018,367
      Improvement, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ...................................      1,805,000     1,956,295
      Refunding, AMBAC Insured, 5.25%, 6/01/23 ..................................................        720,000       760,190
      Refunding, MBIA Insured, 4.75%, 6/01/23 ...................................................      1,805,000     1,904,311
      Refunding and Improvement, MBIA Insured, 4.75%, 6/01/28 ...................................      3,210,000     3,374,609
  White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
      FSA Insured, Pre-Refunded, 5.125%, 1/01/26 ................................................      1,100,000     1,158,146
      FSA Insured, Pre-Refunded, 6.00%, 1/01/26 .................................................      1,000,000     1,063,250
      Refunding, FSA Insured, 5.125%, 1/01/26 ...................................................      1,400,000     1,462,300
  Williamson County GO, Public Improvement,
      Pre-Refunded, 5.375%, 3/01/19 .............................................................      1,480,000     1,552,091
      Pre-Refunded, 5.00%, 4/01/20 ..............................................................      2,000,000     2,122,980
      Refunding, 5.00%, 3/01/20 .................................................................      2,000,000     2,177,400
  Wilson County COP, FSA Insured, 5.25%, 3/30/18 ................................................      1,000,000     1,034,670
                                                                                                                  ------------
                                                                                                                   142,301,074
                                                                                                                  ------------
  U.S. TERRITORIES 10.0%
  PUERTO RICO 9.3%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
    5.00%, 7/01/32 ..............................................................................      1,500,000     1,601,565
  Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
    5.00%, 7/01/25 ..............................................................................      5,000,000     5,387,400
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
      MBIA Insured, 6.25%, 7/01/24 ..............................................................        200,000       200,254
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 ...........      5,000,000     5,379,650
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 ......................................................        655,000       695,492
      Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................................      1,845,000     1,996,659
                                                                                                                  ------------
                                                                                                                    15,261,020
                                                                                                                  ------------
  VIRGIN ISLANDS 0.7%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .......      1,000,000     1,032,780
                                                                                                                  ------------
  TOTAL U.S. TERRITORIES ........................................................................                   16,293,800
                                                                                                                  ------------
  TOTAL LONG TERM INVESTMENTS (COST $151,329,578) ...............................................                  158,594,874
                                                                                                                  ------------
  SHORT TERM INVESTMENTS 1.8%
  MUNICIPAL BONDS 1.8%
  TENNESSEE 1.8%
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
    and Put, 3.65%,
      7/01/31 ...................................................................................        850,000       850,000
      1/01/33 ...................................................................................        700,000       700,000
      11/01/35 ..................................................................................        100,000       100,000


18 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                              AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 3.65%,
      4/01/32 ................................................................................... $   200,000   $    200,000
      7/01/34 ...................................................................................     400,000        400,000
      2/01/36 ...................................................................................     750,000        750,000
                                                                                                                ------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,000,000) ................................................                  3,000,000
                                                                                                                ------------
  TOTAL INVESTMENTS (COST $154,329,578) 98.8% ...................................................                161,594,874
  OTHER ASSETS, LESS LIABILITIES 1.2% ...........................................................                  2,043,719
                                                                                                                ------------
  NET ASSETS 100.0% .............................................................................               $163,638,593
                                                                                                                ============

See Selected Portfolio Abbreviations on page 20.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT   - Improvement Bond Act of 1915
ABAG       - The Association of Bay Area Governments
AD         - Assessment District
AMBAC      - American Municipal Bond Assurance Corp.
CDA        - Community Development Authority/Agency
CFD        - Community Facilities District
CIFP       - Capital Improvement Financing Program
COP        - Certificate of Participation
ETM        - Escrow to Maturity
FGIC       - Financial Guaranty Insurance Co.
FHA        - Federal Housing Authority/Agency
FNMA       - Federal National Mortgage Association
FSA        - Financial Security Assurance Inc.
GNMA       - Government National Mortgage Association
GO         - General Obligation
HDA        - Housing Development Authority/Agency
HFA        - Housing Finance Authority/Agency
HFAR       - Housing Finance Authority Revenue
ID         - Improvement District
IDB        - Industrial Development Bond/Board
IDBR       - Industrial Development Board Revenue
MBIA       - Municipal Bond Investors Assurance Corp.
MFHR       - Multi-Family Housing Revenue
MFR        - Multi-Family Revenue
PBA        - Public Building Authority
PCFA       - Pollution Control Financing Authority
PCR        - Pollution Control Revenue
PFA        - Public Financing Authority
PFAR       - Public Financing Authority Revenue
PUD        - Public Utility District
RDA        - Redevelopment Agency/Authority
UHSD       - Unified/Union High School District
USD        - Unified/Union School District
XLCA       - XL Capital Assurance


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Municipal Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Municipal Securities Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of two funds (the Funds).

2. INCOME TAXES

At February 28, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:


                                             -----------------------------------
                                                FRANKLIN             FRANKLIN
                                               CALIFORNIA           TENNESSEE
                                               HIGH YIELD           MUNICIPAL
                                             MUNICIPAL FUND         BOND FUND
                                             -----------------------------------
Cost of investments ......................   $ 1,472,102,045      $  154,297,604
                                             ===================================

Unrealized appreciation ..................   $    83,884,365      $    7,297,270
Unrealized depreciation ..................        (1,239,903)                 --
                                             -----------------------------------
Net unrealized appreciation (depreciation)   $    82,644,462      $    7,297,270
                                             ===================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 21


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 26, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    April 26, 2007





                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 26, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 26, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer